Unaudited Interim Condensed Consolidated Statement of Cash Flows € in Thousands, $ in Millions	6 Months Ended
	Jun. 30, 2024 EUR (€)	Jun. 30, 2023 EUR (€)
CASH FLOWS FROM OPERATING ACTIVITIES
Profit/(Loss) for the period	€ 33,976	€ (35,046)
Gain from sale of Priority Review Voucher, net	(90,833)	0
Adjustments for non-cash transactions	23,973	12,764
Changes in non-current operating assets and liabilities	(1,117)	279
Changes in working capital	(31,153)	(42,787)
Cash generated/(used) in operations	(65,154)	(64,789)
Income tax paid	(1,106)	(643)
NET CASH GENERATED FROM/(USED IN) OPERATING ACTIVITIES	(66,261)	(65,432)
CASH FLOWS FROM INVESTING ACTIVITIES
Purchases of property, plant and equipment	(4,104)	(7,164)
Proceeds from sale of property, plant and equipment	172	42
Purchases of intangible assets	(79)	(12)
Proceeds from sale of Priority Review Voucher	90,833	0
Interest received	787	504
NET CASH GENERATED FROM/(USED IN) INVESTING ACTIVITIES	87,608	(6,631)
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds/(payments) from issuance of common stock, net of costs of equity transactions	0	(285)
Proceeds from borrowings, net of transaction costs	(944)	0
Repayment of borrowings	(2,782)	(2,097)
Payment of lease liabilities	(2,136)	(1,740)
Interest paid	(10,727)	(5,353)
NET CASH GENERATED FROM/(USED IN) FINANCING ACTIVITIES	(16,589)	(9,476)
NET CHANGE IN CASH AND CASH EQUIVALENTS	4,759	(81,539)
Cash and cash equivalents at beginning of the year	126,080	286,532
Exchange gains/(losses) on cash	575	(582)
CASH AND CASH EQUIVALENTS AT END OF THE PERIOD	€ 131,413	€ 204,411